SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Minera San Xavier S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary		Mining
Method used to account for subsidiary		Consolidated
Country of incorporation of subsidiary		Mexico
Proportion of ownership interest in subsidiary		100.00%	100.00%
Peak Gold Mines Pty Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	[1]	Mining
Method used to account for subsidiary	[1]	Consolidated
Country of incorporation of subsidiary	[1]	Australia
Proportion of ownership interest in subsidiary	[1]	0.00%	100.00%
Western Mesquite Mines Inc. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	[1]	Mining
Method used to account for subsidiary	[1]	Consolidated
Country of incorporation of subsidiary	[1]	USA
Proportion of ownership interest in subsidiary	[1]	0.00%	100.00%

[1]	The Company sold Peak Gold Mines Pty Ltd in April 2018 and sold Western Mesquite Mines Inc. in October 2018.